UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2009
Hennessy Balanced Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 58.40%
Consumer Discretionary - 0.31%
Home Depot, Inc.	1,300	$33,722	0.31%
Consumer Staples - 1.52%
Kraft Foods, Inc. - Class A	5,850	165,789	1.52%
Energy - 0.44%
ChevronTexaco Corp.	700	48,629	0.44%
Financials - 14.26%
American Express Co.	20,140	570,566	5.23%
American International Group, Inc.	360	4,730	0.05%
Bank of America Corp.	16,080	237,823	2.18%
Citigroup, Inc.	29,300	92,881	0.85%
J.P. Morgan Chase & Co.	16,800	649,320	5.95%
		1,555,320	14.26%
Health Care - 8.56%
Johnson & Johnson	900	54,801	0.50%
Merck & Co., Inc.	13,910	417,439	3.83%
Pfizer, Inc.	28,970	461,492	4.23%
		933,732	8.56%
Industrials - 11.32%
Boeing Co.	500	21,455	0.20%
Caterpillar, Inc.	14,530	640,192	5.87%
General Electric Co.	42,770	573,118	5.25%
		1,234,765	11.32%
Materials - 12.26%
Alcoa, Inc.	63,260	743,938	6.82%
EI Du Pont de Nemours & Co.	19,200	593,856	5.44%
		1,337,794	12.26%
Telecommunication Services - 9.73%
AT&T, Inc.	19,130	501,780	4.60%
Verizon Communications, Inc.	17,440	559,301	5.13%
		1,061,081	9.73%
TOTAL COMMON STOCKS (Cost $7,276,062)		$6,370,832	58.40%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 41.13%
U.S. Treasury Notes - 39.90%
3.500%, 08/15/2009	$900,000	901,196	8.26%
3.375%, 10/15/2009	400,000	402,594	3.69%
3.125%, 11/30/2009	800,000	807,657	7.40%
3.625%, 01/15/2010	400,000	406,110	3.72%
3.500%, 02/15/2010	1,300,000	1,322,192	12.12%
4.000%, 04/15/2010	200,000	205,133	1.88%
3.625%, 06/15/2010	300,000	308,379	2.83%
Total U.S. Treasury Notes (Cost $4,349,676)		$4,353,261	39.90%
Money Market Funds - 1.23%
Fidelity Government Portfolio, 0.2177%	$134,317	$134,317	1.23%
Total Money Market Funds (Cost $134,317)		134,317	1.23%
TOTAL SHORT TERM INVESTMENTS (Cost $4,483,993)		$4,487,578	41.13%
Total Investments (Cost $11,760,055) - 99.53%		$10,858,410	99.53%
Other Assets in Excess of Liabilities - 0.47%		51,243	0.47%
TOTAL NET ASSETS - 100.00%		$10,909,653	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$11,803,312
Gross unrealized appreciation	840,924
Gross unrealized depreciation	(1,785,826)
Net unrealized depreciation	$(944,902)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$33,722	$-	$-	$33,722
Consumer Staples	165,789	-	-	$165,789
Energy	48,629	-	-	$48,629
Financials	1,555,320	-	-	$1,555,320
Health Care	933,732	-	-	$933,732
Industrials	1,234,765	-	-	$1,234,765
Materials	1,337,794	-	-	$1,337,794
Telecommunication Services	1,061,081	-	-	$1,061,081

Total Common Stocks	$ 6,370,832	-	-	$ 6,370,832

Short-Term Investments	134,317	4,353,261	-	$4,487,578

Total Investments in Securities	$ 6,505,149	$ 4,353,261	$ -	$ 10,858,410

Schedule of Investments
July 31, 2009
Hennessy Total Return Fund (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 74.75%
Consumer Discretionary - 3.41%
Home Depot, Inc.	67,500	$1,750,950	3.41%
Consumer Staples - 4.39%
Kraft Foods, Inc. - Class A	79,500	2,253,030	4.39%
Energy - 1.89%
Chevron Corp.	14,000	972,580	1.89%
Financials - 9.21%
American Express Co.	61,300	1,736,629	3.38%
American International Group, Inc.	1,145	15,045	0.03%
Bank of America Corp.	89,700	1,326,663	2.58%
Citigroup, Inc.	77,100	244,407	0.48%
J.P. Morgan Chase & Co.	36,400	1,406,860	2.74%
		4,729,604	9.21%
Health Care - 13.78%
Merck & Co., Inc.	112,400	3,373,124	6.57%
Pfizer, Inc.	232,300	3,700,539	7.21%
		7,073,663	13.78%
Industrials - 13.54%
3M Co.	2,400	169,248	0.33%
Boeing Co.	35,700	1,531,887	2.98%
Caterpillar, Inc.	70,700	3,115,042	6.07%
General Electric Co.	159,300	2,134,620	4.16%
		6,950,797	13.54%
Materials - 12.93%
Alcoa, Inc.	222,700	2,618,952	5.10%
EI Du Pont de Nemours & Co.	130,000	4,020,900	7.83%
		6,639,852	12.93%
Telecommunication Services - 15.60%
AT&T, Inc.	148,100	3,884,663	7.57%
Verizon Communications, Inc.	128,600	4,124,202	8.03%
		8,008,865	15.60%
TOTAL COMMON STOCKS (Cost $45,369,849)		$38,379,341	74.75%
	Principal		% of
	Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 53.15%
U.S. Treasury Bills - 49.44%
0.127%, 09/03/2009	$10,000,000	$9,998,900	19.47%
0.223%, 12/24/2009	15,400,000	15,387,033	29.97%
Total U.S. Treasury Bills (Cost $25,384,566)		25,385,933	49.44%
Variable Rate Demand Notes# - 1.91%
American Family Financial Services, 0.1001%	982,794	982,794	1.91%
Total Variable Rate Demand Notes (Cost $982,794)		982,794	1.91%
Money Market Funds - 1.80%
Fidelity Government Portfolio, 0.2177%	923,588	923,588	1.80%
Total Money Market Funds (Cost $923,588)		923,588	1.80%
TOTAL SHORT TERM INVESTMENTS (Cost $27,290,948)		$27,292,315	53.15%
Total Investments (Cost $72,660,797) - 127.90%		$65,671,656	127.90%
Liabilities in Excess of Other Assets - (27.90)%		(14,327,132)	(27.90)%
TOTAL NET ASSETS - 100.00%		$51,344,524	100.00%

Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2009.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

Cost of investments	$74,156,209
Gross unrealized appreciation	2,161,718
Gross unrealized depreciation	(10,646,271)
Net unrealized depreciation	$(8,484,553)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,750,950	$-	$-	$1,750,950
Consumer Staples	2,253,030	-	-	$2,253,030
Energy	972,580	-	-	$972,580
Financials	4,729,604	-	-	$4,729,604
Health Care	7,073,663	-	-	$7,073,663
Industrials	6,950,797	-	-	$6,950,797
Materials	6,639,852	-	-	$6,639,852
Telecommunication Services	8,008,865	-	-	$8,008,865

Total Common Stocks	$ 38,379,341	-	-	$ 38,379,341

Short-Term Investments	923,588	26,368,727	-	$27,292,315

Total Investments in Securities	$ 39,302,929	$ 26,368,727	$ -	$ 65,671,656

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date            9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date            9/25/09

By (Signature and Title)*           /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date            9/25/09